Note Payable - Related Party (Details Narrative) - USD ($)													12 Months Ended
	Apr. 11, 2021	Mar. 25, 2021	Dec. 03, 2020	Nov. 24, 2020	Sep. 15, 2020	Aug. 10, 2020	Jul. 08, 2020	May 12, 2020	Feb. 28, 2020	Dec. 13, 2019	Dec. 11, 2019	Jan. 06, 2019	Apr. 30, 2021	Apr. 30, 2021	Apr. 30, 2020	Sep. 07, 2020	Jul. 03, 2020	Jan. 06, 2020	Dec. 03, 2019	Oct. 01, 2019
Borrowings													$ 6,143,223	$ 6,143,223	$ 2,100,000
Loss on extinguishment of debt	$ 1,501,914													(3,030,495)
Interest expense - related party														608,668	171,918
Debt discount													0	0	42,872
Convertible note payable															82,128
Note payable													$ 252,697	$ 252,697
Shares issuable													6,921,299	6,921,299	8,137,859
Outstanding amount is net of total discounts													$ 76,777	$ 76,777
Outstanding debt													6,143,223	6,143,223
Accrued interest - related parties													$ 747,636	$ 747,636	$ 138,967
Ontario Inc. [Member]
Borrowings			$ 1,820,000
Interest rate			9.50%
Number of stock issued			1,216,560
Convertible note payable			$ 1,700,000
Note payable			$ 120,000
Shares issuable													6,921,299	6,921,299
Former Shareholder [Member]
Borrowings													$ 3,600,000	$ 3,600,000
Lender [Member]
Borrowings					$ 250,000	$ 250,000
Interest rate					95.00%	24.00%
Debt instrument maturity date					Sep. 15, 2021	Aug. 10, 2021
Debt instrument extended maturity date						Sep. 01, 2021
Number of warrants issued to purchase common shares					125,000											2,500,000
Warrants, exercise price					$ 0.001											$ 0.001
Warrants, term					10 years											10 years
Loss on extinguishment of debt													1,999,487		0
Valuation of the warrants issued discounted					$ 70,130
Fair Value of Warrants					$ 97,473
Interest expense - related party													43,615		0
Debt discount													26,515	26,515
Lender [Member] | Interest Rate Reduction [Member]
Interest rate																95.00%
Related Party Debt Holder [Member]
Borrowings				$ 300,000
Interest rate				9.50%
Debt instrument maturity date				Nov. 24, 2021
Number of warrants issued to purchase common shares				125,000
Warrants, exercise price				$ 0.001
Warrants, term				10 years
Valuation of the warrants issued discounted														37,939	$ 0
Fair Value of Warrants				$ 124,931
Debt discount				$ 88,201									$ 50,262	$ 50,262
Loan Agreement [Member] | Former Shareholder [Member]
Borrowings								$ 1,000,000	$ 200,000		$ 700,000						$ 500,000	$ 200,000	$ 500,000	$ 500,000
Interest rate								24.00%	24.00%		24.00%						24.00%	24.00%	12.00%	12.00%
Debt instrument maturity date								Aug. 31, 2020	Jan. 08, 2021		Jul. 15, 2020	Jan. 08, 2021
Debt instrument extended maturity date							Jan. 08, 2021	Jul. 03, 2021	Sep. 01, 2021		Sep. 01, 2021	Sep. 01, 2021
Loan Agreement [Member] | Related Party [Member]
Borrowings		$ 1,000,000
Interest rate		1.00%
Debt instrument maturity date		Apr. 25, 2021
Outstanding debt
Amended and Restated Loan Agreement [Member]
Interest rate										24.00%
Debt instrument maturity date										Jul. 15, 2020
Debt instrument extended maturity date										Sep. 01, 2021
Purchase Order Financing Agreement [Member]
Borrowings							$ 1,900,000
Interest rate							2.00%